Shareholder Report, Holdings (Details)	Nov. 30, 2024
Fidelity Tax-Free Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Tax-Free Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	71.70%
Fidelity Tax-Free Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Tax-Free Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Municipal Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Municipal Cash Central Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	73.60%
Fidelity Municipal Cash Central Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Municipal Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Cash Central Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	83.60%
Fidelity Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Securities Lending Cash Central Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	87.10%
Fidelity Securities Lending Cash Central Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Securities Lending Cash Central Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Securities Lending Cash Central Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Securities Lending Cash Central Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Securities Lending Cash Central Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	82.90%
Fidelity Securities Lending Cash Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Securities Lending Cash Central Fund | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%